Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
20.
CASH AND CASH EQUIVALENTS

Bank balances earned interest at prevailing market interest rates ranging from 0% to 5.1% for the year ended December 31, 2024 and from 3.6% to 4.3% for the year ended December 31, 2025, respectively.

Cash and cash equivalents presented on the consolidated statements of financial position include:

(a)
cash, which comprises of cash on hand and demand deposits; and
(b)
cash equivalents, which comprises of short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.